Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income for the year	$ 2,871,672	$ 1,972,112	$ 1,030,530
Other comprehensive income:
Effective portion of changes in fair value	19,979	56,141	29,305
Changes in fair value reclassified to profit or loss	(53,990)	(32,403)	(13,018)
Deferred income taxes	7,185	(13,405)	3,616
Cash flow hedge	(26,826)	10,333	19,903
Changes in fair value	12,184	2,078	32,246
Deferred income taxes	(8,470)	1,506	(1,950)
Financial assets at fair value through other comprehensive income	3,714	3,584	30,296
Currency translation on foreign entities	666,959	(998,474)	243,853
Total other comprehensive income (loss) that are or may be reclassified subsequently to profit or loss	643,847	(984,557)	294,052
Changes in fair value - own credit adjustment	20	(40)	29
Total other comprehensive income (loss) that will not be reclassified to profit or loss subsequently	20	(40)	29
Total other comprehensive income (loss), net of tax	643,867	(984,597)	294,081
Total comprehensive income for the year, net of tax	3,515,539	987,515	1,324,611
Total comprehensive income attributable to shareholders of the parent company	3,512,759	987,515	1,324,611
Total comprehensive income attributable to non-controlling interests	$ 2,780